Condensed consolidated statements of operations (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Profit or loss [abstract]
Sales to related parties	$ 2,384	$ 4,096
Depreciation and Impairment	1,602	2,596
Purchases of goods, related party transactions	$ 571	$ 578